LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Changes in Lease Liabilities [Roll Forward]
Values at the beginning of the year, current lease liabilities	$ 40,546	$ 8,030
Values at the beginning of the year, non-current lease liabilities	298,219	65,798
Values at the beginning of the year, lease liabilities	338,765	73,828
Effect of initial recognition under IFRS 16, current lease liabilities		34,848
Effect of initial recognition under IFRS 16, non-current lease liabilities		245,645
Effect of initial recognition under IFRS 16, lease liabilities		280,493
Translation differences, current lease liabilities	1,082	2,659
Translation differences, non-current lease liabilities	(753)	(7,139)
Translation differences, lease liabilities	329	(4,480)
Net proceeds, current lease liabilities	192	1,474
Net proceeds, non-current lease liabilities	2,978	24,545
Net proceeds, lease liabilities	3,170	26,019
Indexation, current lease liabilities	(811)
Indexation, non-current lease liabilities	(8,687)
Indexation, lease liabilities	(9,498)
Repayments, lease liabilities	(42,144)	(38,569)	$ (7,565)
Interest accrued, lease liabilities	16,116	16,755
Interest paid, current lease liabilities	(12,635)	(15,281)
Reclassifications, current lease liabilities	40,140	30,630
Reclassifications, non-current lease liabilities	(40,140)	(30,630)
Values at the end of the year, current lease liabilities	42,486	40,546	8,030
Values at the end of the year, non-current lease liabilities	251,617	298,219	65,798
Values at the end of the year, lease liabilities	$ 294,103	$ 338,765	$ 73,828